SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of Selling, general and administrative expenses

	For the Years End December 31,
	2021	2020
Salaries and benefits	$5,366	$908
Rent and property tax expense	24	62
Insurance	486	—
Utilities	4	1
Sales and marketing	749	96
Legal and professional fees	1,132	625
Other selling, general, and administrative expenses	308	15
Total	$8,069	$1,707